Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
The calculation of basic and diluted EPS follows.

	Year ended December 31,
	2011	2010 (1)
	(In thousands, except per-share amounts)
Basic EPS:
Numerator:
Net income	$157,191	$232,456
Income attributable to unvested participating securities	(4,906)	(9,408)
Net income used in calculating basic EPS	$152,285	$223,048
Denominator:
Weighted-average vested shares	72,283	72,099
Basic EPS	$2.11	$3.09

Diluted EPS:
Numerator:
Net income	$157,191	$232,456
Income attributable to unvested participating securities	(4,855)	(9,312)
Net income used in calculating diluted EPS	$152,336	$223,144
Denominator:
Weighted-average vested shares	73,107	72,882
Diluted EPS	$2.08	$3.06
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(1) Pro forma basis using weighted-average shares, including the shares issued or issuable upon lapse of restrictions following our April 1, 2010 corporate reorganization as though they had been issued and outstanding on January 1, 2010.